Provision for Contingencies - Provision for Contingencies by Nature (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Provision for contingencies	R$ 5,488,002	R$ 1,368,435	R$ 1,129,074	R$ 5,057,137
Current	695,998			1,339,921
Non-current	4,792,004	1,368,435	1,129,074	3,717,216
Labor contingencies
Loss Contingencies [Line Items]
Provision for contingencies	1,567,467	697,190	543,026	851,536
Tax contingencies
Loss Contingencies [Line Items]
Provision for contingencies	766,031	660,304	576,133	492,357
Civil contingencies
Loss Contingencies [Line Items]
Provision for contingencies	R$ 3,154,504	R$ 10,941	R$ 9,915	R$ 3,713,244